Note 14 - Capital Stock (Details)	0 Months Ended	1 Months Ended		4 Months Ended	12 Months Ended		1 Months Ended
	May 03, 2013 USD ($)	Sep. 24, 2013	Feb. 28, 2004 Subordinate Voting Shares Conversion Rate [Member] Second Payment [Member] CAD	May 03, 2013 Subordinate Voting Shares [Member]	Dec. 31, 2014 Subordinate Voting Shares [Member]	Dec. 31, 2014 Multiple Voting Shares [Member]	Feb. 28, 2004 First Payment [Member] Chief Executive Officer [Member] CAD	Feb. 28, 2004 Second Payment [Member] Chief Executive Officer [Member]	Dec. 31, 2014 Chief Executive Officer [Member] USD ($)
Note 14 - Capital Stock (Details) [Line Items]
Number of Votes for Subordinate Voting Shares					1
Number of Votes for Multiple Voting Shares						20
Percentage of Redemption for Cash Consideration	30.00%
Preferred Stock Redeemed for Cash (in Dollars)	$ 39,232,000
Percentage of Weighted Average Trading Price	95.00%
Weighted Average Share Price (in Dollars per share)	$ 33.34
Stock Issued During Period, Shares, Treasury Stock Reissued (in Shares)				2,889,900
Conversion of Stock, Shares Issued (in Shares)		2,744,886
Percentage Payment of Subordinate and Multiple Voting Shares							5.00%
Payment Formula Base Price (in Dollars)			11.05				5.675
Percentage Payment of Shares Outstanding								5.00%
Contingent Liabiilty Upon Sale of Control (in Dollars)									$ 163,585